Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Annual Lease Payments

Future minimum annual lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2014 are as follows:

Operating lease payments
Year ending December 31,	(U.S. $ in thousands)
2015	$12,723
2016	11,002
2017	7,097
2018	6,607
2019	6,044
Thereafter	24,607
$68,080